Loss per ordinary share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Ordinary Share
Schedule of loss per share

	30 June 2025	31 December 2024
Basic loss per Class A ordinary share	(0.10)	(0.47)
Diluted (loss) per Class A ordinary share	(0.10)	(0.47)
Number of ordinary shares used for loss per share (weighted average)
Basic	24,300,313	16,964,586
Diluted	24,300,313	16,964,586

Schedule of diluted weighted average number of ordinary shares

	30 June 2025*	31 December 2024*
Warrants	14,503,558	9,347,121
RSUs - outstanding	3,600	9,548
RSUs – vested but no ordinary shares issued	200,135	194,525
Incentive shares	5,000	5,000
Share options	2,479,213	1,935,735

*	For avoidance of doubt, all references to shares in this document reflect the pre–stock split amounts and have not been adjusted for the 1-for-35 split.